Share-based compensation - 2016 Share Incentive Plan (Details) ¥ / shares in Units, ¥ in Thousands				1 Months Ended	12 Months Ended
	Mar. 28, 2017 shares	Jun. 28, 2016 shares	Jun. 20, 2016 $ / shares ¥ / shares shares	Sep. 30, 2016 shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Ordinary Share Units
Fair value per unit
Fair value of underlying ordinary shares (in CNY/dollars per share) | $ / shares								$ 12.88
Additional disclosures
Share-based compensation expense recorded | ¥					¥ 16,419
Restricted Share Units
Share-based compensation
Forfeited (in shares)					0
Vested (in shares)					0
Additional disclosures
Period of recognition of compensation cost					2 years 2 months 1 day
Unrecognized compensation expense | ¥									¥ 43,788
2016 Share Incentive Plan | Options
Share-based compensation
Shares available for issuance			3,000,000
Options granted			300,000		0		0
Exercise price (in dollars per share) | $ / shares			$ 9.97
Expiration period			10 years
Requisite service period			5 years
Shares authorized by the board under the plan				3,000,000
Annual increase of shares authorized, on the first day of each of the company's fiscal year during the term of the 2016 Plan commencing with the fiscal year beginning January 1, 2017 (as a percent)				0.50%
Annual increase of shares authorized, on the first day of each of the company's fiscal year during the term of the 2016 Plan commencing with the fiscal year beginning January 1, 2017, number of shares				3,000,000
Fair value per unit
Risk-free interest rate (as a percent)			2.54%
Contract life (in years)			9 years 8 months 12 days
Expected volatility range (as a percent)			31.25%
Expected dividend yield (as a percent)			3.14%
Exercise multiple			2.8
Fair value of underlying ordinary shares (in CNY/dollars per share) | ¥ / shares			$ 67.37
Number of share options
Outstanding at beginning of the year					300,000
Granted			300,000		0		0
Vested					60,000
Outstanding at end of the year					240,000	300,000
Vested and exercisable at end of the year									60,000
Vested and expected to vest at end of the year									300,000
Weighted average exercise price
Outstanding at beginning of the year | ¥ / shares					¥ 66.26
Vested | ¥ / shares					66.26
Outstanding at end of the year | ¥ / shares					¥ 66.26	¥ 66.26
Vested and exercisable at end of the year | ¥ / shares									¥ 66.26
Vested and expected to vest at end of the year | ¥ / shares									¥ 66.26
Additional disclosures
Weighted average remaining contractual life, Outstanding at end of the year					8 years 2 months 1 day	9 years 2 months 1 day
Weighted average remaining contractual life, Vested and exercisable at end of the year					8 years 2 months 1 day
Weighted average remaining contractual life, Vested and expected to vest at end of the year					8 years 2 months 1 day
Aggregate Intrinsic Value of option, Outstanding at end of the year | ¥						¥ 4,349			¥ 9,182
Aggregate Intrinsic Value of option, Vested and exercisable at end of the year | ¥									2,295
Aggregate Intrinsic Value of option, Vested and expected to vest at end of the year | ¥									11,477
Weighted average grant date fair value of options granted | ¥ / shares						¥ 15.89
Granted date fair value of options | ¥					¥ 3,976
Unrecognized compensation expense related to unvested share options | ¥									3,261
Period of recognition of compensation cost					3 years 2 months 1 day
2016 Share Incentive Plan | Restricted Share Units | Certain directors, executive officers and the employees
Share-based compensation
Shares authorized by the board under the plan	679,645
Share Holding Platform | Ordinary Share Units
Fair value per unit
Fair value of underlying ordinary shares (in CNY/dollars per share) | (per share)						¥ 67.37		$ 12.88
Additional disclosures
Share-based compensation expense recorded | ¥					¥ 23,302	¥ 61,019
Number of share units granted	3,945,750	5,270,820
Unrecognized compensation expense | ¥									¥ 46,606
Share Holding Platform | Restricted Share Units | Certain directors, executive officers and the employees
Additional disclosures
Vesting period	3 years
Selling, general and administrative expenses | 2016 Share Incentive Plan | Options
Additional disclosures
Share-based compensation expense recorded | ¥					¥ 1,004	¥ 502